Commitments and Contingencies- Schedule of Accrued Liabilities for Environmental Exposures (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Line Items]
Beginning balance	$ 30
Accruals
Payments	(1)
Ending balance	29
Less amounts in Other current liabilities	6
Amounts in Other deferred credits	23
Transmission and Distribution [Member]
Commitments and Contingencies [Line Items]
Beginning balance	15
Accruals
Ending balance	15
Less amounts in Other current liabilities	2
Amounts in Other deferred credits	13
Legacy Generation Regulated [Member]
Commitments and Contingencies [Line Items]
Beginning balance	8
Accruals
Payments	(1)
Ending balance	7
Less amounts in Other current liabilities	2
Amounts in Other deferred credits	5
Legacy Generation Non-Regulated [Member]
Commitments and Contingencies [Line Items]
Beginning balance	5
Accruals
Ending balance	5
Amounts in Other deferred credits	5
Other [Member]
Commitments and Contingencies [Line Items]
Beginning balance	2
Accruals
Ending balance	2
Less amounts in Other current liabilities	$ 2